INCOME TAXES - Unrecognized Tax Benefits - Tabular Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in the balance of unrecognized tax benefits
Balance, beginning of year	$ 15,485	$ 15,485	$ 15,485
Increase - tax positions in prior periods	0	0	0
Balance, end of year	$ 15,485	$ 15,485	$ 15,485